SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS FOR OPERATING LEASES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Remainder of year	$ 215,268
Year 1	439,146	$ 426,355
Year 2	452,320	439,146
Year 3	152,252	452,320
Year 4		152,252
Total lease payments	1,258,986	1,470,073
Less imputed interest	(79,996)	(108,937)
Maturities of lease liabilities	$ 1,178,990	$ 1,361,136	$ 1,705,314